UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                --------------

Check here if Amendment |_|; Amendment Number: ______________

     This Amendment (check only one):   |_| is a restatement
                                        |_| add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PI Investment Management Limited
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Address:  5th Floor, Alexandra House, The Sweepstakes
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          Ballsbridge, Dublin 4, Ireland
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Form 13F File Number:  028-11988
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Shauneen Kay
        ------------------------------------------------------
Title:  Chief Compliance Officer
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Phone:  011 353 1 6699223
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Signature, Place and Date of Signing:


     /s/ Shauneen Kay                 Dublin, Ireland          July 23, 2009
-----------------------------    -----------------------     -------------------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one)

|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in [ ] this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         -------------------
Form 13F Information Table Entry Total:         29
                                         -------------------
Form 13F Information Table Value Total:      $454,171
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                   Title of                 Value      No. of  Investment   Other     Voting   Voting  Voting
Stock Name                           Class       CUSIP      (USD)      Shares  Discretion  Managers    Sole    Shared   None   None
AFLAC INCORPORATED                  Common     001055102    10,425    327,311      Sole      None     327,311
ALTRIA GROUP, INC.                  Common     02209S103    11,002    666,802      Sole      None     666,802
AUTOMATIC DATA PROCESSING, INC.     Common     053015103    15,144    429,115      Sole      None     429,115
BECTON, DICKINSON AND COMPANY       Common     075887109    14,423    201,129      Sole      None     201,129
CISCO SYSTEMS INCORPORATED          Common     17275R102    15,035    791,716      Sole      None     791,716
EMERSON ELECTRIC CO                 Common     291011104    18,451    554,574      Sole      None     554,574
EXXON MOBIL CORPORATION             Common     30231G102    15,023    212,845      Sole      None     212,845
FISERV, INC.                        Common     337738108    15,409    336,793      Sole      None     336,793
GAP, INC (THE)                      Common     364760108     7,943    479,330      Sole      None     479,330
GENERAL DYNAMICS CORPORATION        Common     369550108    20,749    364,009      Sole      None     364,009
HEWLETT-PACKARD COMPANY             Common     428236103    13,542    347,398      Sole      None     347,398
ILLINOIS TOOL WORKS INCORPORATED    Common     452308109     9,191    242,372      Sole      None     242,372
JOHNSON & JOHNSON                   Common     478160104    39,627    695,700      Sole      None     695,700
JOHNSON CONTROLS, INC               Common     478366107    11,983    549,679      Sole      None     549,679
M&T BANK CORPORATION                Common     55261F104     9,369    182,449      Sole      None     182,449
MCDONALD'S CORPORATION              Common     580135101    10,265    179,368      Sole      None     179,368
MEDTRONIC, INCORPORATED             Common     585055106    16,249    467,062      Sole      None     467,062
MICROSOFT CORPORATION               Common     594918104    19,092    800,180      Sole      None     800,180
NIKE INC.                           Common     654106103    15,642    302,251      Sole      None     302,251
OMNICOM GROUP INCORPORATED          Common     681919106    12,967    406,615      Sole      None     406,615
PHILIP MORRIS INTERNATIONAL
 INCORPORATION                      Common     718172109    29,047    669,435      Sole      None     669,435
Republic Services Inc.              Common     760759100    12,902    531,150      Sole      None     531,150
ROCKWELL COLLINS, INC.              Common     774341101    14,411    341,498      Sole      None     341,498
STAPLES, INC.                       Common     855030102     9,230    449,793      Sole      None     449,793
SYSCO CORPORATION                   Common     871829107     7,823    344,488      Sole      None     344,488
TARGET CORPORATION                  Common     87612E106    12,416    313,144      Sole      None     313,144
WALGREEN CO                         Common     931422109    21,324    713,402      Sole      None     713,402
WAL-MART STORES, INC.               Common     931142103    34,056    698,434      Sole      None     698,434
WELLS FARGO & COMPANY               Common     949746101    11,431    465,980      Sole      None     465,980

                                                           454,171